Financial and capital management - Fair Value Details of Financial Instruments Measured at Amortized Cost (Details) - Financial liabilities at amortised cost, category - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
CRTC deferral account obligation
Disclosure of financial liabilities [line items]
CARRYING VALUE	$ 66	$ 82
FAIR VALUE	67	86
Debt securities and other debt
Disclosure of financial liabilities [line items]
CARRYING VALUE	23,729	20,525
FAIR VALUE	$ 26,354	$ 24,366